Lease Commitments (Tables)	12 Months Ended
Dec. 31, 2013
Future Minimum Lease Payments Required under Long-Term Non-Cancelable Lease Agreements
Pursuant to the terms of these leases, the following is a schedule, by year, of future minimum lease payments required under the long-term non-cancelable lease agreements.

(dollars in thousands)	Lease Payments
2014	$282
2015	224
2016	182
2017	140
2018	129
Thereafter	50
$1,007